UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2000
Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
		2nd floor
		Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	GABRIEL J. POGGI	Towson, MD	July 2, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	17

Form 13F Information Table Value Total:	$246,086(in 1000's)


List of Other Included Managers:  NONE




FORM 13F INFORMATION TABLE
















 COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8










 Name of Issuer
Title of Class
CUSIP
Value
(x$1000)
SHRS
Investment
Other
Voting Authority




Discretion
Managers




















Amer. Express
COM
25816109
5894
113,070
Sole
None
113,070

Cisco Sys Inc
COM
17275R102
4062
63,900
Sole
None
63,900

Disney Walt Co
COM
254687106
6771
174,456
Sole
None
174,456

Earthshell Corp
COM
27032B100
1056
348367
Sole
None
348,367

Fed Home Loan Mtg
COM
313400301
3692
91,160
Sole
None
91,160

Foundry Networks Inc
COM
35063R100
2750
25000
Sole
None
25,000

General Elec Co
COM
369604103
9413
177,600
Sole
None
177,600

Intel Corp
COM
458140100
44508
332,926
Sole
None
332,926

JDS Uniphase
COM
46612J101
26974
225,024
Sole
None
225,024

MCI Worldcom
COM
55268B106
6763
147,420
Sole
None
147,420

Merck & Co
COM
589331107
12556
163,860
Sole
None
163,860

Microsoft Corp
COM
594918104
20878
260,972
Sole
None
260,972

Pfizer Inc
COM
717081103
11262
234,625
Sole
None
234,625

Qualcomm Inc
COM
747525103
2812
46870
Sole
None
46,870

Schwab (Charles) Corp
COM
808513105
48575
1,444,601
Sole
None
1,444,601

Sprint Corp.
COM
852061100
7754
152048
Sole
None
152,048

Weyerhaeuser Co
COM
962166104
30366
706,188
Sole
None
706,188